Accounting Rules and Methods - Summary of Accounting Policy for Exchange Rates (Details) - uSD_per_EUR	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Accounting Rules And Methods [Abstract]
Weighted average rate	1.0940	1.2057	1.1835
Closing rate	1.0387	1.1884	1.1326